SUBSEQUENT EVENTS	10 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

8.	SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred through September 10, 2026, the date the financial statements were issued. Management has concluded that the following events represent non-recognized subsequent events. Accordingly, no adjustments have been made to the accompanying consolidated financial statements.

Amendment to Merger and Share Exchange Agreement

Subsequent to March 31, 2026, the parties entered into the June 2026 Amendment and the August 2026 Amendment to the Merger Agreement. See Note 5 - Commitments and Contingencies for a description of those amendments.

Bridge Loan Financing

On July 7, 2026, Merger Sub and Zoar HK, as co-borrowers (the “Borrowers”), entered into a loan agreement (the “Loan Agreement”) with J.J. Astor & Co. (“J.J. Astor” or the “Lender”). Pursuant to the Loan Agreement, the Borrowers were permitted to borrow up to $6.0 million, consisting of an initial tranche of $3.0 million and, subject to the lender’s sole discretion, an additional tranche of up to $3.0 million. The loan agreement was amended on July 10, 2026 to designate July 10, 2026 as the initial funding date.

The Borrowers are required to use the net proceeds of the loans for general working capital purposes. The borrowers’ obligations under the Loan Agreement are guaranteed by Zoar Limited and Zoar Labs, and secured by a senior first-priority lien and security interest in the assets and properties of the borrowers and guarantors pursuant to the related transaction documents. The Loan Agreement includes covenant and default provisions.

On July 10, 2026 and August 28, 2026, the Loan Agreement was funded in two tranches, with a total principal amount of $7.3 million. The total funding amount of the Loan Agreement was $5.5 million, with the Borrowers receiving total proceeds of $5.1 million, net of fees. Each tranche of the Loan Agreement matures on June 29, 2026 and August 20, 2027, respectively. Merger Sub received the net proceeds of both loans and accordingly, is the primary beneficiary of the loan agreement.